Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - Tyme Technologies, Inc. and Subsidiaries [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Unrecognized Tax Benefits [Line Items]
Gross unrecognized tax benefits at beginning of year	$ 558,962	$ 318,394
Increases (decreases) for tax positions in prior period		(99,063)
Increase for tax positions in current period	330,712	339,631
Gross unrecognized tax benefits at end of year	$ 889,674	$ 558,962